Property and equipment (Tables)	12 Months Ended
Aug. 31, 2020
Property and equipment
Schedule of property and equipment

	Machinery
	and	Rolling	Computer		Leasehold
	equipment	stock	equipment	Moulds	improvements	Total
	$	$	$	$	$	$
Cost
Balance at August 31, 2018	187,850	19,875	2,513	305,295	—	515,533
Additions	—	5,800	14,251	167,234	—	187,285
Balance at August 31, 2019	187,850	25,675	16,764	472,529	—	702,818
Impact of adoption of IFRS 16	—	—	(11,333)	—	—	(11,333)
Additions	—	6,500	3,005	33,643	34,818	77,966
Balance at August 31, 2020	187,850	32,175	8,436	506,172	34,818	769,451
Accumulated depreciation
Balance at August 31, 2018	125,829	14,853	1,226	18,318	—	160,226
Depreciation	12,404	2,377	1,966	18,362	—	35,109
Balance at August 31, 2019	138,233	17,230	3,192	36,680	—	195,335
Impact of adoption of IFRS 16	—	—	(453)	—	—	(453)
Depreciation	9,923	3,784	1,817	20,980	—	36,504
Balance at August 31, 2020	148,156	21,014	4,556	57,660	—	231,386
Net carrying amount
As at August 31, 2019	49,617	8,445	13,572	435,849	—	507,483
As at August 31, 2020	39,694	11,161	3,880	448,512	34,818	538,065